Cover	Feb. 19, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 19, 2024
Entity File Number	001-40723
Entity Registrant Name	COLLECTIVE AUDIENCE, INC.
Entity Central Index Key	0001854583
Entity Tax Identification Number	86-2861807
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	85 Broad Street 16-079
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10004
City Area Code	808
Local Phone Number	829-1057
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CAUD
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	CAUDW
Security Exchange Name	NASDAQ